Leases (Tables)	12 Months Ended
Mar. 29, 2025
Leases [Abstract]
Consolidated Statement of Operations
Amounts recognized in the consolidated statement of operations were as follows:

	March 29, 2025	March 30, 2024	March 25, 2023
		(In thousands)
Fixed operating lease expense	$9,613	$11,874	$12,053
Variable operating lease expense	5,109	5,569	5,007

Total lease expense	$14,722	$17,443	$17,060

Supplemental Cash Flow Information Operating Lease
The following table provides supplemental cash flow information related to the Company’s operating leases:

	March 29, 2025	March 30, 2024	March 25, 2023
		(In thousands)
Cash outflows from operating activities attributable to operating leases (1)	$13,370	$13,422	$14,235
Right-of-use assets obtained in exchange for Operating lease liabilities (2)	$4,672	$1,503	$2,579

(1)
There were no rent concessions associated to base rent for the period ended March 29, 2025. Net of nil and $0.2 million rent concessions associated to base rent for the periods ended March 30, 2024 and March 25, 2023, respectively.

(2)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 29, 2025, leasehold inducements totaled $1.9 million of which $0.3 million is included in Accounts Receivable and other receivables. For the period ending March 30, 2024, leasehold inducements totaled $1.7 million of which $0.8 million is included in Accounts Receivable and other receivables.

Consolidated Balance Sheet For Operating Leases And Finance Leases
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt as of March 29, 2025.

Minimum Lease Payments as of March 29, 2025
(in thousands)
Year ending March:	Operating
2026	$11,146
2027	9,687
2028	8,609
2029	7,815
2030	7,280
Thereafter	18,788

Total minimum lease payments	63,325
Less: amount of total minimum lease payments representing interest	(17,767)

Present value of future total minimum lease payments	45,558
Less: current portion of lease liabilities	(6,929)

Long-term lease liabilities	$38,629